Shareholder Report, Holdings (Details) - C000248999 [Member]	Jan. 31, 2025
PegaSystems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Zoom Video Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dick’s Sporting Goods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Insulet Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Marsh & McLennan Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%